As filed with the Securities and Exchange Commission on August 17, 2012
1933 Act Registration No. 333-146507
1940 Act Registration No. 811-08557
CIK No. 0001048607

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 20

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 153

Lincoln Life Flexible Premium Variable Life Account M

(Exact Name of Registrant)

Lincoln AssetEdgeSM VUL

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

(Exact Name of Depositor)

1300 South Clinton Street
Fort Wayne, Indiana 46802
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, Including Area Code: (260) 455-2000

Adam Ciongli
The Lincoln National Life Insurance Company
150 North Radnor Chester Road
Radnor, PA 19087
(Name and Address of Agent for Service)

Copy To:
John L. Reizian
The Lincoln National Life Insurance Company
350 Church Street
Hartford, CT 06103

Approximate Date of Proposed Public Offering: Continuous
Title of Securities being registered:

Indefinite Number of Units of Interest in Variable Life Insurance Contracts.

An indefinite amount of the securities being offered by the Registration Statement has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Form 24F-2 for the Registrant for the fiscal year ending December 31, 2011 was filed March 26, 2012.

It is proposed that this filing will become effective:
/  / immediately upon filing pursuant to paragraph (b)
/ / on May 1, 2012 pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)(1)
/ / on April 1, 2010 pursuant to paragraph (a)(1) of Rule 485.
/x / This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment. Such effective date shall be September 19, 2012.

This Post-effective Amendment No. 20 is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 for the sole purpose of delaying the effective date of Post-effective Amendment No. 19 to Registration Statement No. 333-146507 filed pursuant to Rule 485(a) under the Securities Act of 1933 on June 21, 2012. The contents of Post-effective Amendment No. 19 are being incorporated by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Lincoln Life Flexible Premium Variable Life Account M, has duly caused this Post-Effective Amendment No. 20 to the Registration Statement on Form N-6 (File No. 333-146507; 811-08557; CIK: 0001048607) to be signed on its behalf by the undersigned duly authorized, in the City of Greensboro and State of North Carolina on the 13th day of August, 2012.  Registrant certifies that this amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933.

Lincoln Life Flexible Premium Variable Life Account  M
(Registrant)

/s/ Michael L. Parker
By _________________________________
Michael L. Parker
Vice President
The Lincoln National Life Insurance Company

The Lincoln National Life Insurance Company
(Depositor)

/s/ Michael L. Parker
By _________________________________
Michael L. Parker
Vice President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 20 to the  Registration Statement on Form N-6 (File No. 333-146507; 811-08557; CIK: 0001048607) has been signed below on August 13, 2012, by the following persons, as officers and directors of the Depositor, in the capacities indicated:

Signature                                                                Title

/s/ Dennis R. Glass *
______________________________	President and Director
Dennis R. Glass

/s/ Charles C. Cornelio *
______________________________	Executive Vice President; Chief Administrative Officer and Director
Charles C. Cornelio

/s/ C Phillip Elam II *
______________________________	Senior Vice President, Chief Investment Officer
C. Phillip Elam II

/s/ Randal J. Freitag *
______________________________	Executive Vice President; Chief Financial Officer and Director
Randal J. Freitag

/s/ Mark E. Konen *
______________________________	Executive Vice President and Director
Mark E. Konen

/s/ Keith J. Ryan *
______________________________                          Vice President and Director
Keith J. Ryan

/s/ John L. Reizian
* By ________________________________________
John L. Reizian
Attorney-in-Fact, pursuant to a Power-
of-Attorney filed with this Registration
Statement